Fair Value Measurements of Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Fair value of derivative asset	$ 129,806	$ 105,938
Liabilities:
Fair value of derivative liability	78,254	63,824	52,776
Interest rate derivatives [Member]
Assets:
Fair value of derivative asset	95	884
Liabilities:
Fair value of derivative liability	3,712	5,590	6,838
Significant Unobservable Inputs (Level 1) [Member]
Assets:
Fair value of derivative asset	0
Liabilities:
Fair value of derivative liability	0
Significant Unobservable Inputs (Level 1) [Member] | Interest rate derivatives [Member]
Assets:
Fair value of derivative asset	0
Liabilities:
Fair value of derivative liability	0
Significant Unobservable Inputs (Level 2) [Member]
Assets:
Fair value of derivative asset	129,806	105,938
Liabilities:
Fair value of derivative liability	78,254	63,824	52,776
Significant Unobservable Inputs (Level 2) [Member] | Interest rate derivatives [Member]
Assets:
Fair value of derivative asset	95	884
Liabilities:
Fair value of derivative liability	3,712	5,590	6,838
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Fair value of derivative asset	0
Liabilities:
Fair value of derivative liability	0
Significant Unobservable Inputs (Level 3) [Member] | Interest rate derivatives [Member]
Assets:
Fair value of derivative asset	0
Liabilities:
Fair value of derivative liability	0
Commodity derivatives [Member]
Assets:
Fair value of derivative asset	129,711	105,054	95,586
Liabilities:
Fair value of derivative liability	74,542	58,234	45,938
Commodity derivatives [Member] | Significant Unobservable Inputs (Level 1) [Member]
Assets:
Fair value of derivative asset	0
Liabilities:
Fair value of derivative liability	0
Commodity derivatives [Member] | Significant Unobservable Inputs (Level 2) [Member]
Assets:
Fair value of derivative asset	129,711	105,054	95,586
Liabilities:
Fair value of derivative liability	74,542	58,234	45,938
Commodity derivatives [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Fair value of derivative asset	0
Liabilities:
Fair value of derivative liability	$ 0